Share-based compensation - Summary of Stock Option Activity (Details)	9 Months Ended	12 Months Ended				36 Months Ended	60 Months Ended
	Jan. 19, 2022 shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares
2013 ISOP
Number of options
Outstanding at beginning of period (in shares)		606,980	657,980	859,540		859,540
Changes In Equity Instruments, Number Of Equity Instruments, In Share-Based Payment Arrangement [Abstract]
Granted (in shares)							0
Exercised (in shares)		(32,000)	(39,000)	(193,560)
Forfeited (in shares)		(14,000)	(12,000)	(8,000)
Outstanding at end of period (in shares)		560,980	606,980	657,980	859,540	560,980	560,980
Exercisable (in shares)		560,980	606,980	657,980		560,980	560,980
Weighted average exercise price
Outstanding at beginning of period (in dollars per share) | $ / shares		$ 3.00	$ 2.92	$ 2.75		$ 2.75
Changes In Equity Instruments, Weighted Average Exercise Price Of Equity Instruemnts, In Share-Based Payment Arrangement [Abstract]
Exercised (in dollars per share) | $ / shares		3.16	2.52	2.44
Forfeited (in dollars per share) | $ / shares		1.75	0.05	3.19
Outstanding at end of period (in dollars per share) | $ / shares		3.03	3.00	2.92	$ 2.75	3.03	$ 3.03
Exercisable (in dollars per share) | $ / shares		$ 3.03	$ 3.00	$ 2.92		$ 3.03	$ 3.03
Weighted average remaining life in years
Outstanding		2 years 6 months 14 days	3 years 5 months 26 days	4 years 2 months 26 days	5 years 29 days
Exercisable		2 years 6 months 14 days	3 years 5 months 26 days	4 years 2 months 26 days
2019 ISOP
Number of options
Outstanding at beginning of period (in shares)		2,402,510	2,629,516	2,812,500		2,812,500
Changes In Equity Instruments, Number Of Equity Instruments, In Share-Based Payment Arrangement [Abstract]
Granted (in shares)						0
Exercised (in shares)	0	(38,250)	(32,000)	(47,000)
Forfeited (in shares)		(55,500)	(195,006)	(135,984)
Outstanding at end of period (in shares)		2,308,760	2,402,510	2,629,516	2,812,500	2,308,760	2,308,760
Exercisable (in shares)		2,033,490	1,651,493	1,476,744		2,033,490	2,033,490
Weighted average exercise price
Outstanding at beginning of period (in dollars per share) | $ / shares		$ 4.97	$ 4.96	$ 5.83		$ 5.83
Changes In Equity Instruments, Weighted Average Exercise Price Of Equity Instruemnts, In Share-Based Payment Arrangement [Abstract]
Exercised (in dollars per share) | $ / shares		4.12	4.06	7.25
Forfeited (in dollars per share) | $ / shares		5.46	4.94	5.15
Outstanding at end of period (in dollars per share) | $ / shares		4.97	4.97	4.96	$ 5.83	4.97	$ 4.97
Exercisable (in dollars per share) | $ / shares		$ 4.80	$ 4.64	$ 4.41		$ 4.80	$ 4.80
Weighted average remaining life in years
Outstanding		5 years 4 months 24 days	6 years 3 months 18 days	7 years 2 months 15 days	8 years 7 months 9 days
Exercisable		5 years 3 months 21 days	6 years 10 days	6 years 6 months 21 days
2021 EIP
Number of options
Outstanding at beginning of period (in shares)		5,708,059	2,624,297	1,576,069		1,576,069
Changes In Equity Instruments, Number Of Equity Instruments, In Share-Based Payment Arrangement [Abstract]
Granted (in shares)		3,840,087	3,734,266	1,336,284
Exercised (in shares)		(49,119)	(5,194)	0
Forfeited (in shares)		(454,420)	(645,310)	(288,056)
Outstanding at end of period (in shares)		9,044,607	5,708,059	2,624,297	1,576,069	9,044,607	9,044,607
Exercisable (in shares)		2,806,356	1,155,231	528,693		2,806,356	2,806,356
Weighted average exercise price
Outstanding at beginning of period (in dollars per share) | $ / shares		$ 7.84	$ 12.32	$ 17.96		$ 17.96
Changes In Equity Instruments, Weighted Average Exercise Price Of Equity Instruemnts, In Share-Based Payment Arrangement [Abstract]
Granted (in dollars per share) | $ / shares		4.78	4.44	6.03
Exercised (in dollars per share) | $ / shares		2.87	2.63
Forfeited (in dollars per share) | $ / shares		5.37	6.43	14.00
Outstanding at end of period (in dollars per share) | $ / shares		6.69	7.84	12.32	$ 17.96	6.69	$ 6.69
Exercisable (in dollars per share) | $ / shares		$ 10.22	$ 14.64	$ 17.98		$ 10.22	$ 10.22
Weighted average remaining life in years
Outstanding		8 years 4 months 24 days	8 years 8 months 26 days	8 years 10 months 17 days	9 years 6 months 25 days
Exercisable		7 years 4 months 13 days	7 years 6 months 25 days	8 years 14 days